3. Investment in associates (Tables)	12 Months Ended
Dec. 31, 2017
Investment In Associates Tables
Investments in associates
	12-31-2017	12-31-2016
	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	25,671	19,576
Termoeléctrica Manuel Belgrano S.A.	28,744	25,236
Inversora de Gas Cuyana S.A.	217,380	82,183
Inversora de Gas Centro S.A.	254,813	101,740
Distribuidora de Gas del Centro S.A.	204,382	70,130
Transportadora de Gas del Mercosur S.A.	254,551	6,884
Others	105	1,263
	985,646	307,012

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Termoeléctrica José de San Martin S.A.	22,218	15,897	11,958
Termoeléctrica Manuel Belgrano S.A.	23,557	20,953	14,494
Inversora de Gas Cuyana S.A.	135,197	33,868	8,083
Inversora de Gas Centro S.A.	153,073	40,726	10,539
Distribuidora de Gas del Centro S.A.	134,252	28,582	5,444
Transportadora de Gas del Mercosur S.A.	247,667	-	-
Others	(963)	7,487	(7,128)
	715,001	147,513	43,390

Financial information of the investment in associates

Termoeléctrica José de San Martín SA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	140,389	118,198
Non-current assets	7,679	8,282
Current liabilities	(58,631)	(58,467)
Non-current liabilities	(6,291)	(4,609)
Net assets	83,146	63,404
Carrying amount of the investment	25,671	19,576

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	244,628	182,796	140,019
Net income for the year	71,961	51,488	39,239
Share in the net income of associate	22,218	15,897	11,958

Termoeléctrica Manuel Belgrano SA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	142,969	128,127
Non-current assets	3,644	2,398
Current liabilities	(49,005)	(45,791)
Non-current liabilities	(4,725)	(3,186)
Net assets	92,883	81,548
Carrying amount of the investment	28,744	25,236

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	257,407	205,218	148,945
Net income for the year	76,122	67,707	47,561
Share in the net income of associate	23,557	20,953	14,494

Inversora de Gas del Centro SA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	2,113,190	1,450,839
Non-current assets	911,271	1,300,375
Current liabilities	(1,692,212)	(2,151,646)
Non-current liabilities	(131,662)	(168,178)
Net assets	1,200,587	431,390
Less: non-controlling interests	(622,780)	(200,686)
	577,807	230,704
Carrying amount of the investment	254,813	101,740

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s income	332,931	70,744	9,388
Net income for the year	347,104	92,349	21,508
Share in net income of associate	153,073	40,726	10,539

Distribuidora de Gas del Centro SA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	1,632,747	1,375,072
Non-current assets	873,411	1,256,813
Current liabilities	(1,193,139)	(2,096,622)
Non-current liabilities	(124,752)	(127,530)
Net assets	1,188,267	407,733
Carrying amount of the investment	204,382	70,130

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	3,656,921	2,239,906	770,342
Net income for the year	780,535	166,174	28,487
Share in net income of associate	134,252	28,582	5,444

Inversora de Gas Cuyana SA

	12-31-2017	12-31-2016
	ARS 000	ARS 000

Current assets	1,297,922	1,094,417
Non-current assets	719,515	995,997
Current liabilities	(884,304)	(1,533,812)
Non-current liabilities	(35,643)	(44,982)
Net assets	1,097,490	511,620
Less: non-controlling interests	(604,564)	(325,265)
	492,926	186,355
Carrying amount of the investment	217,380	82,183

	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Associate’s revenues and income
Revenues	2,813,506	1,612,252	569,294
Net income for the year	306,569	76,798	6,349
Share in net income of associate	135,197	33,868	8,083

Transportadora de Gas del Mercosur S.A.

2017
ARS 000

Current assets	2,014,585
Non-current assets	150,681
Current liabilities	(892,510)
Net assets	1,272,756
Carrying amount of the investment	254,551

Associate´s revenues and income
Revenues	683
Net income for the year	1,238,335
Share in net income of the associate	247,667